STOCKHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	2,527	1,789
Weighted Average Exercise Price	$ 9,588	$ 3,943
Number Exercisable (in shares)		1,010
Exercisable Weighted Average Exercise Price		$ 6,643
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	2,528		800
Weighted Average Exercise Price	$ 9,588		$ 32,023
Number Exercisable (in shares)	548
Exercisable Weighted Average Exercise Price	$ 42,752
Equity Incentives Plan Two [Member] | Exercise Prices Range 1 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	2,196
Weighted Average Remaining Contractual Life (in years)	9 years 1 month 17 days
Weighted Average Exercise Price	$ 761
Number Exercisable (in shares)	220
Exercisable Weighted Average Exercise Price	$ 4,175
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 805
Equity Incentives Plan Two [Member] | Exercise Prices Range 2 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	114
Weighted Average Remaining Contractual Life (in years)	6 years 7 months 24 days
Weighted Average Exercise Price	$ 15,020
Number Exercisable (in shares)	110
Exercisable Weighted Average Exercise Price	$ 14,992
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	840
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2,380
Equity Incentives Plan Two [Member] | Exercise Prices Range 3 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	197
Weighted Average Remaining Contractual Life (in years)	2 months 8 days
Weighted Average Exercise Price	$ 82,584
Number Exercisable (in shares)	197
Exercisable Weighted Average Exercise Price	$ 82,584
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	3,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 7,500
Equity Incentives Plan Two [Member] | Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	21
Weighted Average Remaining Contractual Life (in years)	1 year 4 days
Weighted Average Exercise Price	$ 217,854
Number Exercisable (in shares)	21
Exercisable Weighted Average Exercise Price	$ 217,854
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	12,250
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 28,900